Restructuring, Impairments and Gains on Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring, Impairments and Gains on Sale
Note 3. Restructuring, Impairments and Gains on Sale
In September 2019, the Company initiated an operational restructuring program that included a change in executive leadership and plans for cost reductions that aim to improve the Company’s operating performance. Throughout 2020, the Company has made significant progress towards it operational restructuring goals including divesting or winding down various non-core
operations not directly related to our core
space-as-a-service
offering, significant reductions in costs associated with selling, general and administrative expenses. During the nine months ended September 30, 2021, the Company successfully terminated leases associated with a total of
78
previously open locations and
 3
pre-open
locations. Management is continuing to evaluate our real estate portfolio in connection with its ongoing restructuring efforts and expects to exit additional leases.
During 2021, the Company anticipates there will be additional restructuring and related costs consisting primarily of lease termination charges, other exit costs and costs related to ceased use buildings and one-time
employee termination benefits, as the Company is still in the process of finalizing its operational restructuring plans.

Restructuring and other related costs totaled $15.9 million and $19.0 million during the three months ended
September
 30, 2021 and 2020, respectively, and $482.0 million and $155.2 million during the nine months ended September 30, 2021 and 2020, respectively. The details of these net charges are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,

(Amounts in thousands)	2021	2020	2021	2020

One-time employee terminations (1)	$3,758	$19,122	$548,860	$172,154
Ceased use buildings	33,378	—	99,123	—
Gains on lease terminations, net	(31,373)	(4,529)	(211,368)	(36,215)
Other, net	10,171	4,371	45,364	19,242

Total	$15,934	$18,964	$481,979	$155,181

(1)
In connection with the Settlement Agreement, as described in Note 17, SBG purchased 30,139,971 shares of Class B Common Stock of the Company from We Holdings LLC, which is Adam Neumann’s affiliated investment vehicle, for a price per share of $19.19, representing an aggregate purchase price of approximately $578.4 million. The Company recorded $428.3 million of restructuring and other related costs in its consolidated statement of operations for the nine months ended September 30, 2021, which represents the excess between the amount paid from a principal shareholder of the Company to We Holding LLC and the fair value of the stock purchased. Also, in connection with the Settlement Agreement the WeWork Partnerships Profits Interest Units held by Adam Neumann in the WeWork Partnership became fully vested and were amended to have a catch-up
base amount of $0. The per unit distribution thresholds for the WeWork Partnerships Profits Interest Units were also amended to initially be $10.00 and may be subject to upward adjustment based on a third party valuation of fair market value and may be subject to downward adjustment based on closing date pricing if a de-SPAC
or initial public offering were to occur. Legacy WeWork has received a third party valuation of fair market value of the WeWork Partnerships Profits Interest Units, which confirmed that no upward adjustment is needed to be $10.00 per unit distribution threshold. As a result of this modification, the Company recorded $102.0 million of restructuring and other related costs in its consolidated statement of operations for the nine months ended September 30, 2021.

As of September 30, 2021, net restructuring liabilities totaled approximately $60.2 million, including $60.8 million in accounts payable and accrued expenses, $7.8 million in other liabilities, net of $8.4 million in receivables from landlords in connection with lease terminations, included in other current assets in the consolidated balance sheet. A reconciliation of the beginning and ending restructuring liability balances is as follows:

(Amounts in thousands)	One-time Employee Benefits	Legal Settlement Benefits (1)	Other	Total Restructuring Costs
Restructuring liability balance — December 31, 2020	$16,119	$—	$12,756	$28,875
Restructuring and other related costs expensed during the period	18,589	530,271	(66,881)	481,979
Cash payments of restructuring liabilities, net (2)	(28,933)	—	(309,457)	(338,390)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(2,054)	(530,271)	420,108	(112,217)

Restructuring liability balance — September 30, 2021	$3,721	$—	$56,526	$60,247

(1)
For further details on the costs in connection with the Settlement Agreement recorded in restructuring and other related costs for the nine
months ended
September
 30, 2021, see footnote 1 to the preceding table.

(2)	Includes cash payments received from the landlord for terminated leases of $18.0 million for the nine months ended September 30, 2021.

In connection with the operational restructuring program and related changes in the Company’s leasing plans and planned or completed disposition or wind down of certain non-core
operations and projects, the Company has also recorded various other non-routine
write-offs, impairments and gains on sale of goodwill, intangibles and various other long-lived assets.
During the three and nine months ended September 30, 2021, the Company also performed its quarterly impairment assessment for long-lived assets. As a result of the COVID-19 pandemic and the resulting declines in revenue and operating income experienced by certain locations as of September 30, 2021, we identified certain assets whose carrying value was now deemed to have been partially impaired. We evaluated our estimates and assumptions related to our locations’ future revenue and cash flows, and performed a comprehensive review of our locations’ long-lived assets for impairment, including both property and equipment and operating lease right-of-use assets, at an individual location level. Key assumptions used in estimating the fair value of our location assets in connection with our impairment analyses are revenue growth, lease costs, market rental rates, changes in local real estate markets in which we operate, inflation, and the overall economics of the real estate industry. Our assumptions account for the estimated impact of the COVID-19 pandemic. As a result, during the three and nine months ended September 30, 2021, the Company recorded
none
and $31.5 million, respectively, in impairments, primarily as a result of decreases in projected cash flows primarily attributable to the impact of
COVID-19.
Non-routine
gains and impairment charges totaled $87.5 million and $629.1 million during the three and nine
months ended
September
 30, 2021, respectively, and are included on a net basis as impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying condensed consolidated statements of operations. The details of these net charges are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,

(Amounts in thousands)	2021	2020	2021	2020

Impairment of assets held for sale	$—	$268	$—	$120,273
Impairment and write-off of long-lived assets associated with restructuring	87,541	155,961	598,481	579,024
Impairment of long-lived assets primarily associated with COVID-19	—	104,324	31,461	166,637
Gain on sale of assets	—	(6,928)	(816)	(56,350)

Total	$87,541	$253,625	$629,126	$809,584

The table above excludes certain routine impairment charges for property and equipment write-offs relating to excess, obsolete, or slow-moving inventory of furniture and equipment, early termination of leases and cancellation of other deals or projects occurring in the ordinary course of business totaling
none
 and $
0.7
 million, respectively, during the three months ended
September
 30, 2021 and 2020, and totaling $
0.03
 million and $
3.5
 million, respectively, during the
nine
months ended
September
 30, 2021 and 2020, respectively, included in selling, general and administrative expenses in the accompanying condensed consolidated statements of operations.
In connection with the Company’s operational restructuring program, the Company has divested or wound down certain non-core
operations not directly related to its
space-as-a-service
during the nine months ended September 30, 2020.

In January 2020, the Company sold Teem for total cash consideration of $50.5 million. The Company recorded a gain on the sale of $37.2 million, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying condensed consolidated statements of operations for the nine
months ended
September
 30, 2020.
In March 2020, the Company sold Managed by Q for total cash consideration of $28.1 million. Of the total consideration, $2.5 million was heldback at closing and is included as a disposition proceeds holdback receivable within other current assets on the accompanying condensed consolidated balance sheet as of
September
 30, 2020. As of
September
 30, 2021, $2.2 million of the holdback was released and $0.3 million included as a disposition proceeds holdback receivable within other current assets on the accompanying condensed consolidated balance sheet. The Company recorded a gain on the sale in the amount of none and
$8.9 million, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying condensed consolidated statements of operations for the three and nine
months ended
September
 30, 2020, respectively. The gain on sale in 2020 was recognized after a $20.7 million impairment of intangible assets and a $145.0 million impairment of goodwill associated with Managed by Q that was recorded during the year ended December 31, 2019.
In March 2020, the Company also sold 91% of the equity of Meetup for total cash consideration of $9.5 million and the remaining 9% was retained by the Company. Upon closing, Meetup was deconsolidated and the

Company’s 9% interest in the equity of Meetup is reflected within equity method and other investments on the accompanying condensed consolidated balance sheet as of September 30, 2020. Prior to the sale, the Company recorded an impairment loss of none and $26.1 million, on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying condensed consolidated statements of operations for the three and nine months ended September 30, 2020, respectively.
In March 2020, the Company completed the sale of the real estate investment held by the 424 Fifth Venture and recognized an impairment loss on the assets sold totaling none and
$53.7 million, included in impairment/(gain on sale) of goodwill, intangibles and other assets on the accompanying condensed consolidated statements of operations during the three and nine
months ended
September
 30, 2020
, respectively
. Of the total consideration, $15.0 million was heldback at closing of which $10.0 million was received as of
September
 30, 2021. See Note 5 for further details.
In May 2020, the Company sold SpaceIQ for a total cash consideration of $9.6 million. Prior to the sale, the Company recorded an impairment loss of of none
and $23.1 million, respectively, on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying condensed consolidated statements of operations for the three and nine months ended September 30, 2020, respectively.
In July 2020, the Company sold certain
non-core
corporate equipment for total cash consideration of $45.9 million. Prior to the sale, the Company recorded an impairment loss of none and $14.3 million, respectively, on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying condensed consolidated statements of operations for the three and nine months ended September 30, 2020, respectively.
In August 2020, the Company sold Flatiron LLC, Designation Labs LLC, SecureSet Academy LLC, Flatiron School UK Limited and Flatiron School Australia Pty Ltd (collectively “Flatiron”) for total cash consideration of $28.5 million. Prior to the sale, the Company recorded an impairment loss of $0.3 million and $3.0 million, during the three and nine months ended September 30, 2020 respectively, and also recorded a gain on sale of $6.0 million during the three and nine months ended September 30, 2020 each included in impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying condensed consolidated statements of operations.
There were no
dispositions or intangible asset or goodwill impairments during the three and nine months ended September 30, 2021.

Note 3. Restructuring, Impairments and Gains on Sale
In September 2019, the Company initiated an operational restructuring program that included a change in executive leadership and plans for cost reductions that aim to improve the Company’s operating performance. Throughout 2020, the Company has made significant progress towards it operational restructuring goals including divesting or winding down various non-core
operations not directly related to our core
space-as-a-service
offering, significant reductions in costs associated with selling, general and administrative expenses, the successful termination of leases associated with a total of 82 consolidated pre-open
locations (including seven associated with ChinaCo during the nine months ended September 30, 2020 that it was consolidated) and we also strategically closed 24 previously open Consolidated Locations (including nine associated with ChinaCo during the nine months ended September 30, 2020 that it was consolidated) as part of our efforts to right-sizing
our existing portfolio to better match supply with demand in certain markets and to help improve overall operating performance.
During 2021, the Company anticipates there will be additional restructuring and related costs consisting primarily of one-time
employee termination benefits, lease termination charges and other exit costs, as the Company is still in the process of finalizing its operational restructuring plans. The Company anticipates all such activities will be substantially complete by the end of 2021.
During the year ended December 31, 2020, the Company incurred a total of $206.7 million of expense included in restructuring and other related costs on the accompanying consolidated statements of operations. The $206.7 million of expense consists of $191.6 million of one-time
employee termination benefits, offset by $(37.4) million of net gains on lease terminations and $52.5 million of legal and other exit costs.
During the year ended December 31, 2019, the Company incurred a total of $329.2 million of expense included in restructuring costs and other related costs on the accompanying consolidated statements of operations. The $329.2 million of expense consists of $185.0 million in connection with a non-compete
agreement, $139.3 million of
one-time
employee termination benefits and other costs including $3.2 million of lease termination charges and $1.6 million of legal fees.

As of December 31, 2020, net restructuring liabilities totaled approximately $28.9 million including $29.5 million included in accounts payable and accrued expenses, net of $0.6 million in receivables from landlords in connection with lease terminations included in other current assets in the consolidated balance sheet. A reconciliation of the beginning and ending restructuring liability balances is as follows:

(Amounts in thousands)	One-time Employee Benefits	Consulting Fees	Other	Total Restructuring Costs
Restructuring liability balance — January 1, 2020	$89,872	$—	$1,497	$91,369
Restructuring and other related costs expensed during the period	191,582	—	15,121	206,703
Cash payments of restructuring liabilities	(254,456)	—	(124,738)	(379,194)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(10,879)	—	120,876	109,997

Restructuring liability balance — December 31, 2020	$16,119	$—	$12,756	$28,875

As of December 31, 2019, restructuring liabilities of approximately $91.4 million were included in accounts payable and accrued expenses in the consolidated balance sheet. A reconciliation of the beginning and ending restructuring liability balances is as follows:

(Amounts in thousands)	One-time Employee Benefits	Consulting Fees (1)	Other	Total Restructuring Costs
Restructuring liability balance — January 1, 2019	$—	$—	$—	$—
Restructuring and other related costs expensed during the period	139,330	185,000	4,891	329,221
Cash payments of restructuring liabilities	(29,700)	—	(4,047)	(33,747)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(19,758)	—	653	(19,105)
Liability to be settled directly by SBG included in additional paid-in capital (1)	—	(185,000)	—	(185,000)

Restructuring liability balance — December 31, 2019	$89,872	$—	$1,497	$91,369

(1)
During the year ended December 31, 2019, SBG entered into a
non-compete
agreement with Adam Neumann, the Company’s former CEO, for a cash payment of $185.0 million, of which 50% was paid as of December 31, 2019 with the remaining 50% payable in twelve equal monthly installments. Concurrent with the termination of the 2020 Tender Offer, this agreement was terminated and SBG ceased making payments under this agreement. The Company recorded this as an expense of the Company to be paid for by a principal shareholder as the Company also benefitted from the arrangement through restricting Mr. Neumann’s ability to provide similar services to a competing organization. The Company recognized the expense in full during 2019, with a corresponding increase in additional paid-in
capital, representing a deemed capital contribution by SBG. In connection with the February 2021 Settlement Agreement (as defined in Note 27), a new non-compete
agreement has been entered into by Mr. Newmann with both the Company and SBG. The Company does not have any financial obligation to Mr. Neumann under this agreement.

Additionally, the Company withdrew its registration statement that had been previously filed with the Securities and Exchange Commission on Form
S-1
on August 14, 2019. During the year ended December 31, 2019, the

Company expensed $50.5 million of previously deferred costs associated with the canceled initial public offering and related bank credit facilities, such costs are included as a component of selling, general and administrative costs in the accompanying consolidated statement of operations.
In August 2019, the Company also entered into an agreement in connection with a potential financing arrangement. The agreement, as subsequently amended required that if the Company did not execute the negotiated financing arrangement, the Company would have to pay a fee of $44.0 million (the ”Alternate Transaction Fee”). As a result of the execution of the SoftBank Transactions in October 2019, the Alternate Transaction Fee became payable by the Company. The Company expensed the $44.0 million included as a component of selling, general and administrative costs on the accompanying consolidated statement of operations for the year ended December 31, 2019.
In connection with the operational restructuring program and related changes in the Company’s leasing plans and planned or completed disposition or wind down of certain non-core
operations and projects, the Company has also recorded various other non-routine
write-offs, impairments and gains on sale of goodwill, intangibles and various other long-lived assets.
During the year ended December 31, 2020, the Company also performed its quarterly impairment assessment for long-lived assets. As a result of the
COVID-19
pandemic and the resulting declines in revenue and operating income experienced by certain locations during 2020, we identified certain assets whose carrying value was now deemed to have been partially impaired. We evaluated our estimates and assumptions related to our locations’ future revenue and cash flows, and performed a comprehensive review of our locations’ long-lived assets for impairment, including both property and equipment and operating lease right-of-use
assets, at an individual location level. Key assumptions used in estimating the fair value of our location assets in connection with our impairment analyses are revenue growth, lease costs, market rental rates, changes in local real estate markets in which we operate, inflation, and the overall economics of the real estate industry. Our assumptions account for the estimated impact of the
COVID-19
pandemic. As a result, during the year ended December 31, 2020, the Company recorded $345.0 million in impairments, primarily as a result of decreases in projected cash flows primarily attributable to the impact of
COVID-19.
Non-routine
gains and impairment charges totaled $1,355.9 million, $335.0 million and none during the years ended December 31, 2020, 2019 and 2018 respectively and are included on a net basis as impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations. The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019
Impairment of assets held for sale (see Note 8)	$120,273	$2,559
Impairment of goodwill	—	214,515
Impairment of intangible assets	—	51,789
Impairment and write-off of long-lived assets associated with restructuring	796,734	66,187
Impairment of long-lived assets primarily associated with COVID-19	345,034	—
Gain on sale of assets (see Note 8)	(59,165)	(44)
Loss on ChinaCo Deconsolidation (See Note 6)	153,045	—

Total	$1,355,921	$335,006

The table above excludes certain routine impairment charges for property and equipment write-offs relating to excess, obsolete, or slow-moving inventory of furniture and equipment, early termination of leases and cancellation of other deals or projects occurring in the ordinary course of business totaling $3.1 million, $63.1 million and $29.6 million, respectively during the years ended December 31, 2020, 2019 and 2018, respectively included in selling, general and administrative expenses in the accompanying consolidated statements of operations.